Derivative Financial Instruments	6 Months Ended
Jun. 30, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Derivative Financial Instruments	8. DERIVATIVE FINANCIAL INSTRUMENTS

	30 June 2020			31 December 2019
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	20,738	624	375	14,149	134	200
Interest rate contracts	47,116	823	216	46,564	718	315
Equity and credit contracts	2,121	161	102	2,474	283	160
Total derivatives held for trading	69,975	1,608	693	63,187	1,135	675
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	1,758	148	11	1,482	166	2
Interest rate contracts	99,899	1,218	2,235	94,550	1,022	1,488
	101,657	1,366	2,246	96,032	1,188	1,490
Designated as cash flow hedges:
Exchange rate contracts	32,145	3,370	121	28,502	2,023	462
Interest rate contracts	21,500	567	25	17,451	184	35
Equity derivative contracts	—	—	—	—	—	—
	53,645	3,937	146	45,953	2,207	497
Total derivatives held for hedging	155,302	5,303	2,392	141,985	3,395	1,987
Derivative netting(1)		(1,666)	(1,666)		(1,214)	(1,214)
Total derivatives	225,277	5,245	1,419	205,172	3,316	1,448
(1) Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was £465m (2019: £222m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £1,047m (2019: £629m).
LIBOR Reform
The table below shows the notional value of hedging instruments by benchmark interest rate impacted by LIBOR reform.

	30 June 2020				31 December 2019
	GBP LIBOR	USD LIBOR	Other	Total	GBP LIBOR	USD LIBOR	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Total notional value of hedging instruments:
–Cash flow hedges	19,948	5,836	—	25,784	23,396	8,001	—	31,397
–Fair value hedges	42,473	4,533	789	47,795	53,244	5,070	1,187	59,501
	62,421	10,369	789	73,579	76,640	13,071	1,187	90,898
Maturing after 31 December 2021:
–Cash flow hedges	11,007	2,828	—	13,835	11,773	2,644	—	14,417
–Fair value hedges	12,991	413	722	14,126	16,455	1,897	740	19,092
	23,998	3,241	722	27,961	28,228	4,541	740	33,509